Loans and other financial assets at amortized cost_Changes in gross carrying amount of loans (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	₩ 252,975,729,000,000	₩ 248,934,813,000,000	₩ 240,320,486,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	5,982,269,000,000	4,446,406,000,000	3,225,171,000,000
Transfer to lifetime expected credit losses	(9,803,421,000,000)	(10,851,785,000,000)	(5,750,113,000,000)
Transfer to credit-impaired financial assets	(480,530,000,000)	(529,052,000,000)	(671,905,000,000)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	28,355,237,000,000	10,972,686,000,000	11,811,174,000,000
Business combination	5,814,661,000,000	2,661,000,000
Ending balance	282,843,945,000,000	252,975,729,000,000	248,934,813,000,000
Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	18,245,237,000,000	12,042,039,000,000	10,889,378,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(5,956,300,000,000)	(4,423,097,000,000)	(3,211,782,000,000)
Transfer to lifetime expected credit losses	9,865,879,000,000	10,905,931,000,000	6,221,880,000,000
Transfer to credit-impaired financial assets	(234,303,000,000)	(351,743,000,000)	(498,394,000,000)
Charge off	0	0	0
Disposal	(398,000,000)	(125,000,000)	(3,259,000,000)
Net increase (decrease)	(1,980,455,000,000)	32,071,000,000	(1,355,784,000,000)
Business combination	484,012,000,000	40,161,000,000
Ending balance	20,423,672,000,000	18,245,237,000,000	12,042,039,000,000
Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,386,298,000,000	1,621,141,000,000	2,127,131,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(25,969,000,000)	(23,309,000,000)	(13,389,000,000)
Transfer to lifetime expected credit losses	(62,458,000,000)	(54,146,000,000)	(471,767,000,000)
Transfer to credit-impaired financial assets	714,833,000,000	880,795,000,000	1,170,299,000,000
Charge off	(671,237,000,000)	(721,339,000,000)	(737,540,000,000)
Disposal	(262,774,000,000)	(229,242,000,000)	(198,257,000,000)
Net increase (decrease)	194,382,000,000	(108,602,000,000)	(255,336,000,000)
Business combination	162,014,000,000	21,000,000,000
Ending balance	1,435,089,000,000	1,386,298,000,000	1,621,141,000,000
Consumers | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	111,253,283,000,000	110,619,242,000,000	103,502,347,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	4,564,471,000,000	2,626,998,000,000	1,921,485,000,000
Transfer to lifetime expected credit losses	(5,365,577,000,000)	(8,238,499,000,000)	(3,186,506,000,000)
Transfer to credit-impaired financial assets	(96,197,000,000)	(152,128,000,000)	(218,943,000,000)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	13,326,560,000,000	6,397,570,000,000	8,600,859,000,000
Business combination	2,307,498,000,000	100,000,000
Ending balance	125,990,038,000,000	111,253,283,000,000	110,619,242,000,000
Consumers | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	12,448,807,000,000	6,028,009,000,000	5,487,758,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(4,552,400,000,000)	(2,614,767,000,000)	(1,912,046,000,000)
Transfer to lifetime expected credit losses	5,388,064,000,000	8,256,600,000,000	3,199,993,000,000
Transfer to credit-impaired financial assets	(103,016,000,000)	(104,129,000,000)	(127,447,000,000)
Charge off	0	0	0
Disposal	0	(55,000,000)	(478,000,000)
Net increase (decrease)	(1,289,910,000,000)	883,149,000,000	(619,771,000,000)
Business combination	125,166,000,000	0
Ending balance	12,016,711,000,000	12,448,807,000,000	6,028,009,000,000
Consumers | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	417,674,000,000	391,494,000,000	326,739,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(12,071,000,000)	(12,231,000,000)	(9,439,000,000)
Transfer to lifetime expected credit losses	(22,487,000,000)	(18,101,000,000)	(13,487,000,000)
Transfer to credit-impaired financial assets	199,213,000,000	256,257,000,000	346,390,000,000
Charge off	(181,713,000,000)	(217,382,000,000)	(204,552,000,000)
Disposal	(55,349,000,000)	(67,924,000,000)	(31,910,000,000)
Net increase (decrease)	54,503,000,000	85,561,000,000	(22,247,000,000)
Business combination	137,336,000,000	0
Ending balance	537,106,000,000	417,674,000,000	391,494,000,000
Corporates | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	134,443,979,000,000	131,453,727,000,000	131,096,396,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	1,160,399,000,000	1,560,734,000,000	1,081,702,000,000
Transfer to lifetime expected credit losses	(3,983,614,000,000)	(2,306,186,000,000)	(2,275,984,000,000)
Transfer to credit-impaired financial assets	(357,386,000,000)	(252,249,000,000)	(348,503,000,000)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	14,804,391,000,000	3,985,392,000,000	1,900,116,000,000
Business combination	3,507,163,000,000	2,561,000,000
Ending balance	149,574,932,000,000	134,443,979,000,000	131,453,727,000,000
Corporates | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	4,910,598,000,000	5,031,258,000,000	4,466,354,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(1,146,756,000,000)	(1,550,164,000,000)	(1,077,895,000,000)
Transfer to lifetime expected credit losses	4,023,106,000,000	2,341,881,000,000	2,733,860,000,000
Transfer to credit-impaired financial assets	(120,491,000,000)	(142,902,000,000)	(275,189,000,000)
Charge off	0	0	0
Disposal	(398,000,000)	(70,000,000)	(2,781,000,000)
Net increase (decrease)	(696,164,000,000)	(809,566,000,000)	(813,091,000,000)
Business combination	358,846,000,000	40,161,000,000
Ending balance	7,328,741,000,000	4,910,598,000,000	5,031,258,000,000
Corporates | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	740,257,000,000	1,020,658,000,000	1,622,409,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(13,643,000,000)	(10,570,000,000)	(3,807,000,000)
Transfer to lifetime expected credit losses	(39,492,000,000)	(35,695,000,000)	(457,876,000,000)
Transfer to credit-impaired financial assets	477,877,000,000	395,151,000,000	623,692,000,000
Charge off	(243,634,000,000)	(222,537,000,000)	(290,109,000,000)
Disposal	(163,644,000,000)	(161,318,000,000)	(166,347,000,000)
Net increase (decrease)	(64,490,000,000)	(266,432,000,000)	(307,304,000,000)
Business combination	24,678,000,000	21,000,000,000
Ending balance	717,909,000,000	740,257,000,000	1,020,658,000,000
Credit card accounts | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	7,278,467,000,000	6,861,844,000,000	5,721,743,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	257,399,000,000	258,674,000,000	221,984,000,000
Transfer to lifetime expected credit losses	(454,230,000,000)	(307,100,000,000)	(287,623,000,000)
Transfer to credit-impaired financial assets	(26,947,000,000)	(124,675,000,000)	(104,459,000,000)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	224,286,000,000	589,724,000,000	1,310,199,000,000
Business combination	0	0
Ending balance	7,278,975,000,000	7,278,467,000,000	6,861,844,000,000
Credit card accounts | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	885,832,000,000	982,772,000,000	935,266,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(257,144,000,000)	(258,166,000,000)	(221,841,000,000)
Transfer to lifetime expected credit losses	454,709,000,000	307,450,000,000	288,027,000,000
Transfer to credit-impaired financial assets	(10,796,000,000)	(104,712,000,000)	(95,758,000,000)
Charge off	0	0	0
Disposal	0	0	0
Net increase (decrease)	5,619,000,000	(41,512,000,000)	77,078,000,000
Business combination	0	0
Ending balance	1,078,220,000,000	885,832,000,000	982,772,000,000
Credit card accounts | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	228,367,000,000	208,989,000,000	177,983,000,000
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(255,000,000)	(508,000,000)	(143,000,000)
Transfer to lifetime expected credit losses	(479,000,000)	(350,000,000)	(404,000,000)
Transfer to credit-impaired financial assets	37,743,000,000	229,387,000,000	200,217,000,000
Charge off	(245,890,000,000)	(281,420,000,000)	(242,879,000,000)
Disposal	(43,781,000,000)	0	0
Net increase (decrease)	204,369,000,000	72,269,000,000	74,215,000,000
Business combination	0	0
Ending balance	₩ 180,074,000,000	₩ 228,367,000,000	₩ 208,989,000,000